Warrants - Scheduel of Black-scholes Pricing Model Using Assumption for Warrants (Details)	Dec. 31, 2020 $ / shares
Warrants One [Member]
Warrants and rights outstanding, exercise price	$ 0.20
Warrants One [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input	1.16
Warrants One [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input	255
Warrants One [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term	5 years
Warrants One [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price	$ 0.10
Warrants One [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price	0.27
Warrants Two [Member]
Warrants and rights outstanding, exercise price	$ 0.20
Warrants Two [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input	0.025
Warrants Two [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input	249
Warrants Two [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term	5 years
Warrants Two [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price	$ 0.12
Warrants Two [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price	0.06
Warrants Three [Member]
Warrants and rights outstanding, exercise price	$ 2.00
Warrants Three [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input	2.27
Warrants Three [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input	297
Warrants Three [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term	3 years
Warrants Three [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price	$ 2
Warrants Three [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price	0.13
Warrants Four [Member]
Warrants and rights outstanding, exercise price	$ 0.10
Warrants Four [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input	0.12
Warrants Four [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input	244
Warrants Four [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term	1 year
Warrants Four [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price	$ 0.20
Warrants Four [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price	0.17
Warrants Five [Member]
Warrants and rights outstanding, exercise price	$ 0.12
Warrants Five [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input	0.09
Warrants Five [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input	239
Warrants Five [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term	1 year
Warrants Five [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price	$ 0.20
Warrants Five [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price	$ 0.13